Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Fee and Commission Income

	2020	2019	2018
Fee income from asset management	1,725	1,824	1,853
Commission income	580	585	594
Other	99	114	112
Total fee and commission income	2,405	2,523	2,558

Included in fee and commission income:
Fees on trust and fiduciary activities	221	225	215